Financial risk management and fair values of financial instruments - Remaining contractual maturities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contractual undiscounted cash outflow
Trade payables	$ 9,979,726	$ 13,436,941
Accrued expenses and other current liabilities	36,280,298	8,930,905
Deferred consideration		1,358,189
Convertible securities		12,499,363
Lease liabilities	5,981,170	1,754,746
Preference share liabilities - redemption amount	123,556,616
Amounts due to shareholders		133,314
Total liabilities	175,797,810	38,113,458
Carrying amount
Trade payables	9,979,726	13,436,941
Accrued expenses and other current liabilities	36,280,298	8,930,905
Deferred consideration		1,304,588
Convertible securities	0	15,346,113	$ 0
Lease liabilities	5,267,210	1,669,857
Preference share liabilities - redemption amount	61,373,153
Amounts due to shareholders		133,314
Total liabilities	112,900,387	40,821,718
Within 1 year or on demand
Contractual undiscounted cash outflow
Trade payables	9,979,726	13,436,941
Accrued expenses and other current liabilities	36,280,298	8,930,905
Deferred consideration		1,358,189
Convertible securities		12,499,363
Lease liabilities	1,921,466	919,031
Amounts due to shareholders		133,314
Total liabilities	48,181,490	37,277,743
Between 1 and 2 years
Contractual undiscounted cash outflow
Lease liabilities	1,743,456	567,863
Total liabilities	1,743,456	567,863
More than 2 years but less than 5 years
Contractual undiscounted cash outflow
Lease liabilities	2,316,248	267,852
Preference share liabilities - redemption amount	123,556,616
Total liabilities	$ 125,872,864	$ 267,852